INVENTORY - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
increase to inventory reserve	$ 968	$ 3,820
Inventory write down		$ 700